INCOME TAXES - Reconciliation of Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax [Abstract]
Earnings (loss) before income taxes	$ 153.6	$ (87.2)
Canadian statutory income tax rates (in percent)	26.54%	26.53%
Income taxes at Canadian statutory rates	$ 40.8	$ (23.1)
Effect of differences in tax rates in other jurisdictions	(16.8)	(5.8)
Unrecognized tax benefits and tax benefits not previously recognized	2.2	3.2
Non-deductible expenses (non-taxable revenues)	1.5
Non-deductible expenses (non-taxable revenues)		(4.8)
Tax impact on after-tax profit of equity accounted investees	(12.1)	(1.1)
Prior years' tax adjustments	(1.5)	(6.3)
Other	(10.5)	(1.8)
Income tax expense (recovery)	$ 3.6	$ (39.7)